Risk Management - Impact of Fluctuating Commodity Prices and Interest Rates on Company'S Open Risk Management Positions (Detail) - Commodity Price Risk [Member] $ in Millions	6 Months Ended
Jun. 30, 2019 CAD ($)
Crude oil contracts [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range	± US$5.00 per bbl Applied to WTI and Condensate Hedges
Increase	$ (1)
Decrease	$ (1)
Description of exposure to risk	Crude Oil Commodity Price
Crude oil differential contracts [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range	± US$2.50 per bbl Applied to Differential Hedges Tied to Production
Increase	$ (4)
Decrease	$ 4
Description of exposure to risk	Crude Oil Differential Price